Income Taxes	12 Months Ended
Apr. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13	INCOME TAXES
Income before income taxes is as follows:

	Year Ended April 30,
	2017	2016	2015
Domestic	$836.8	$959.3	$500.7
Foreign	41.6	18.6	22.3
Income before income taxes	$878.4	$977.9	$523.0

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2017	2016	2015
Current:
Federal	$325.1	$342.5	$147.8
Foreign	11.0	4.8	4.7
State and local	29.4	37.1	17.9
Deferred:
Federal	(78.3)	(32.1)	2.3
Foreign	1.6	1.3	0.5
State and local	(2.7)	(64.4)	4.9
Total income tax expense	$286.1	$289.2	$178.1

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
(Percent of Pre-tax Income)	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	2.1	2.5	2.4
Domestic manufacturing deduction	(3.7)	(3.5)	(2.9)
Deferred tax benefit from integration	—	(5.2)	—
Other items – net	(0.8)	0.8	(0.4)
Effective income tax rate	32.6%	29.6%	34.1%
Income taxes paid	$367.2	$290.5	$199.3

The effective tax rate of 29.6 percent in 2016 includes the recognition in the fourth quarter of a $50.5 noncash deferred tax benefit related to the integration of Big Heart into the Company.
We are a voluntary participant in the Compliance Assurance Process (“CAP”) program offered by the Internal Revenue Service (“IRS”)
and are currently under a CAP examination for the tax year ended April 30, 2017. Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows us to remain current with our IRS examinations. The IRS has completed the CAP examinations for the tax years ended April 30, 2014, 2015, and 2016. The tax years prior to 2014 are no longer subject to U.S. federal tax examination. With limited exceptions, we are no longer subject to examination for state and local jurisdictions for the tax years prior to 2013 and for the tax years prior to 2010 for foreign jurisdictions.
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of our deferred tax assets and liabilities are as follows:

	April 30,
	2017	2016
Deferred tax liabilities:
Intangible assets	$2,248.0	$2,330.8
Property, plant, and equipment	129.8	140.5
Other	16.5	11.9
Total deferred tax liabilities	$2,394.3	$2,483.2
Deferred tax assets:
Post-employment and other employee benefits	$146.3	$171.8
Tax credit and loss carryforwards	1.8	3.7
Intangible assets	25.4	23.2
Inventory	10.5	8.0
Property, plant, and equipment	3.1	5.1
Other	43.8	47.3
Total deferred tax assets	$230.9	$259.1
Valuation allowance	(3.6)	(6.2)
Total deferred tax assets, less allowance	$227.3	$252.9
Net deferred tax liability	$2,167.0	$2,230.3

The following table summarizes domestic and foreign loss and credit carryforwards at April 30, 2017.

	Related Tax Deduction	Deferred Tax Asset	Valuation Allowance	Expiration Date
Tax carryforwards:
Federal loss carryforwards	$—	$0.8	$0.1	2022
Foreign loss carryforwards	—	0.6	0.6	2019 to 2026
State loss carryforwards	3.9	0.3	—	2034
State tax credit carryforwards	—	0.1	—	2027
Total tax carryforwards	$3.9	$1.8	$0.7

We evaluate the realizability of deferred tax assets for each of the jurisdictions in which we operate. The total valuation allowance decreased by a net amount of $2.6 during the year.
Deferred income taxes have not been provided on approximately $245.0 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested and we do not intend to repatriate any of the amounts. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions or tax credits for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.
Our unrecognized tax benefits were $40.4, $46.3, and $45.0, of which $23.1, $32.6, and $32.2 would affect the effective tax rate, if recognized, as of April 30, 2017, 2016, and 2015, respectively. Our accrual for tax-related net interest and penalties totaled $4.1, $3.8, and $3.4 as of April 30, 2017, 2016, and 2015, respectively. Interest charged to earnings totaled $0.3, $0.6, and $0.7 during 2017, 2016, and 2015, respectively.
Within the next 12 months, it is reasonably possible that we could decrease our unrecognized tax benefits by an estimated $6.7, primarily as a result of the expiration of statute of limitation periods.
A reconciliation of our unrecognized tax benefits is as follows:

	2017	2016	2015
Balance at May 1,	$46.3	$45.0	$29.1
Increases:
Current year tax positions	0.7	3.3	2.4
Prior year tax positions	1.2	0.2	1.2
Acquired businesses	—	3.3	13.4
Decreases:
Prior year tax positions	0.9	0.9	0.4
Settlement with tax authorities	1.1	2.5	—
Expiration of statute of limitations periods	5.8	2.1	0.7
Balance at April 30,	$40.4	$46.3	$45.0